STATEMENTS OF CONSOLIDATED OPERATIONS - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018 [1]
Revenues and other income
Revenues	€ 50	€ 68	€ 116
Other income	2,462	2,473	3,363
Total revenues and other income	2,512	2,541	3,479
Research and development expenses	(24,330)	(30,411)	(20,893)
Selling, general and administrative expenses	(14,611)	(18,909)	(12,653)
Total operating expenses	(38,941)	(49,320)	(33,546)
Operating income (loss)	(36,428)	(46,779)	(30,067)
Financial income	201	837	1,172
Financial expenses	2,646	(4,970)	(1,449)
Financial income (loss)	2,847	(4,133)	(277)
Income tax	(9)	(3)	0
Net loss for the period	€ (33,590)	€ (50,915)	€ (30,345)
Basic loss per share (in euro per share)	€ (1.38)	€ (2.35)	€ (1.55)
Diluted loss per share (in euro per share)	€ (1.38)	€ (2.35)	€ (1.55)

[1]	The Company applied the new standard IFRS 16 – Leases starting January 1, 2019 following the modified retrospective method, the comparative financial statements are therefore not restated (see Note 2.1 for further details on the impacts of the first application of IFRS 16 – Leases)